SCHEDULE OF LEASE COST (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lease Right-of-use Asset And Lease Liabilities
Operating lease cost	$ 3,862,342	$ 1,021,267
Short-term lease cost	84,089	35,727
Lease cost	$ 3,946,431	$ 1,056,994